LOANS (Tables)	12 Months Ended
Dec. 31, 2013
LOANS
Schedule of components of loans

	At December 31,
	2013	2012
Real estate loans:
One-to-four family	$118,884,453	$112,350,393
Multi-family	40,262,269	42,203,212
Commercial	120,839,112	138,766,873
Construction and land	13,961,068	30,143,957
	293,946,902	323,464,435

Commercial business	71,940,431	71,251,082

Consumer:
Home equity	11,712,701	12,062,108
Automobile and other	1,525,594	1,462,909
	13,238,295	13,525,017

Total gross loans	379,125,628	408,240,534
Undisbursed portion of construction loans	(1,112,957)	(7,376,713)
Deferred loan origination costs (fees), net	146,959	(50,610)
Allowance for loan losses	(5,590,668)	(5,944,585)

Loans, net	$372,568,962	$394,868,626

Schedule of past-due loans

December 31, 2013

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$631,656	$116,090	$673,677	$1,421,423	$117,463,030	$118,884,453	$—
Multi-family	—	—	—	—	40,262,269	40,262,269	—
Commercial	15,162	—	30,016	45,178	120,793,934	120,839,112	—
Construction and land	—	—	—	—	13,961,068	13,961,068	—
	646,818	116,090	703,693	1,466,601	292,480,301	293,946,902	—

Commercial business	4,719	—	—	4,719	71,935,712	71,940,431	—

Consumer:
Home equity	40,473	—	30,047	70,520	11,642,181	11,712,701	—
Automobile and other	—	—	—	—	1,525,594	1,525,594	—
	40,473	—	30,047	70,520	13,167,775	13,238,295	—

Total	$692,010	$116,090	$733,740	$1,541,840	$377,583,788	$379,125,628	$—

December 31, 2012

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$318,052	$577,608	$1,811,054	$2,706,714	$109,643,679	$112,350,393	$182,770
Multi-family	—	—	—	—	42,203,212	42,203,212	—
Commercial	638,330	—	535,402	1,173,732	137,593,141	138,766,873	—
Construction and land	—	—	375,418	375,418	29,768,539	30,143,957	—
	956,382	577,608	2,721,874	4,255,864	319,208,571	323,464,435	182,770

Commercial business	217,800	—	286,692	504,492	70,746,590	71,251,082	26,234

Consumer:
Home equity	48,383	34,980	49,090	132,453	11,929,655	12,062,108	—
Automobile and other	—	4,244	5,492	9,736	1,453,173	1,462,909	—
	48,383	39,224	54,582	142,189	13,382,828	13,525,017	—

Total	$1,222,565	$616,832	$3,063,148	$4,902,545	$403,337,989	$408,240,534	$209,004

Schedule of non-accrual loans

	At December 31,
	2013	2012
Real estate loans:
One-to-four family	$1,671,324	$2,087,073
Multi-family	2,100,064	3,005,771
Commercial	1,388,887	3,466,342
Construction and land	1,141,057	2,456,419
	6,301,332	11,015,605

Commercial business	—	260,458

Consumer:
Home equity	144,800	185,531
Automobile and other	—	9,735
	144,800	195,266
Total non-accrual loans	$6,446,132	$11,471,329

Schedule of activity in the allowance for loan losses

Year ended December 31, 2013

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$847,285	$(549,877)	$17,036	$1,110,219	$1,424,663
Multi-family	958,303	(482,478)	—	185,533	661,358
Commercial	1,268,081	(216,750)	204,681	198,443	1,454,455
Construction and land	1,413,002	—	302,114	(1,047,031)	668,085
	4,486,671	(1,249,105)	523,831	447,164	4,208,561

Commercial business	1,296,114	(141,104)	58,924	5,146	1,219,080

Consumer
Home equity	151,625	(30,243)	331	(5,235)	116,478
Automobile and other	10,175	(7,574)	6,023	37,925	46,549
	161,800	(37,817)	6,354	32,690	163,027

Total	$5,944,585	$(1,428,026)	$589,109	$485,000	$5,590,668

Year ended December 31, 2012

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$777,470	$(263,026)	$1,565	$331,276	$847,285
Multi-family	779,680	—	34,312	144,311	958,303
Commercial	1,157,114	(576,046)	235,354	451,659	1,268,081
Construction and land	3,934,573	(2,123,047)	21,541	(420,065)	1,413,002
	6,648,837	(2,962,119)	292,772	507,181	4,486,671

Commercial business	969,669	(649,749)	18,225	957,969	1,296,114

Consumer
Home equity	133,234	(92,056)	—	110,447	151,625
Automobile and other	37,522	(2,297)	547	(25,597)	10,175
	170,756	(94,353)	547	84,850	161,800

Total	$7,789,262	$(3,706,221)	$311,544	$1,550,000	$5,944,585

Schedule of allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively

December 31, 2013

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$160,881	$1,263,782	$1,424,663	$1,720,101	$117,164,352	$118,884,453
Multi-family	—	661,358	661,358	2,100,064	38,162,205	40,262,269
Commercial	195,103	1,259,352	1,454,455	1,978,525	118,860,587	120,839,112
Construction and land	10,315	657,770	668,085	1,141,057	12,820,011	13,961,068
	366,299	3,842,262	4,208,561	6,939,747	287,007,155	293,946,902

Commercial business	131,774	1,087,306	1,219,080	131,774	71,808,657	71,940,431

Consumer:
Home equity	8,602	107,876	116,478	162,449	11,550,252	11,712,701
Automobile and other	—	46,549	46,549	—	1,525,594	1,525,594
	8,602	154,425	163,027	162,449	13,075,846	13,238,295

Total	$506,675	$5,083,993	$5,590,668	$7,233,970	$371,891,658	$379,125,628

December 31, 2012

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$210,336	$636,949	$847,285	$2,060,316	$110,290,077	$112,350,393
Multi-family	533,850	424,453	958,303	3,005,771	39,197,441	42,203,212
Commercial	34,812	1,233,269	1,268,081	3,237,893	135,528,980	138,766,873
Construction and land	—	1,413,002	1,413,002	2,456,419	27,687,538	30,143,957
	778,998	3,707,673	4,486,671	10,760,399	312,704,036	323,464,435

Commercial business	22,713	1,273,401	1,296,114	260,458	70,990,624	71,251,082

Consumer:
Home equity	28,117	123,508	151,625	185,531	11,876,577	12,062,108
Automobile and other	2,572	7,603	10,175	9,735	1,453,174	1,462,909
	30,689	131,111	161,800	195,266	13,329,751	13,525,017

Total	$832,400	$5,112,185	$5,944,585	$11,216,123	$397,024,411	$408,240,534

Schedule of credit quality indicators

December 31, 2013

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$115,491,532	$1,672,820	$1,367,925	$352,176	$118,884,453
Multi-family	35,412,469	2,749,736	2,100,064	—	40,262,269
Commercial	110,571,786	5,902,447	4,334,863	30,016	120,839,112
Construction and land	12,696,737	—	1,264,331	—	13,961,068
	274,172,524	10,325,003	9,067,183	382,192	293,946,902

Commercial business	71,074,289	534,368	331,774	—	71,940,431

Consumer:
Home equity	11,518,523	31,730	132,401	30,047	11,712,701
Automobile and other	1,525,594	—	—	—	1,525,594
	13,044,117	31,730	132,401	30,047	13,238,295

Total	$358,290,930	$10,891,101	$9,531,358	$412,239	$379,125,628

December 31, 2012

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$108,197,672	$1,882,095	$1,763,954	$506,672	$112,350,393
Multi-family	36,428,424	2,769,017	3,005,771	—	42,203,212
Commercial	121,242,335	11,221,414	6,303,124	—	138,766,873
Construction and land	26,808,635	120,699	2,839,205	375,418	30,143,957
	292,677,066	15,993,225	13,912,054	882,090	323,464,435

Commercial business	70,155,966	834,657	257,897	2,562	71,251,082

Consumer:
Home equity	11,840,875	35,703	185,530	—	12,062,108
Automobile and other	1,453,175	—	4,243	5,491	1,462,909
	13,294,050	35,703	189,773	5,491	13,525,017

Total	$376,127,082	$16,863,585	$14,359,724	$890,143	$408,240,534

Schedule of impaired loans

	As of December 31, 2013			As of December 31, 2012
	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$1,082,196	$899,959	$—	$494,195	$494,195	$—
Multi-family	2,734,462	2,100,064	—	367,883	215,963	—
Commercial	808,008	808,008	—	3,015,172	2,702,491	—
Construction and land	1,986,485	213,251	—	4,480,653	2,456,419	—
	6,611,151	4,021,282	—	8,357,903	5,869,068	—

Commercial business	—	—	—	2,562	2,562	—

Consumer:
Home equity	132,402	132,402	—	157,413	157,413	—
Subtotal	$6,743,553	$4,153,684	$—	$8,517,878	$6,029,043	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$864,017	$820,142	$160,881	$1,566,121	$1,566,121	$210,336
Multi-family	—	—	—	2,789,808	2,789,808	533,849
Commercial	1,360,876	1,170,517	195,103	535,402	535,402	34,812
Construction and land	927,806	927,806	10,315	—	—	—
	3,152,699	2,918,465	366,299	4,891,331	4,891,331	778,997

Commercial business	131,774	131,774	131,774	257,896	257,896	22,713

Consumer:
Home equity	30,047	30,047	8,602	28,118	28,118	28,118
Automobile and other	—	—	—	9,735	9,735	2,572
	30,047	30,047	8,602	37,853	37,853	30,690
Subtotal	3,314,520	3,080,286	506,675	5,187,080	5,187,080	832,400
Total	$10,058,073	$7,233,970	$506,675	$13,704,958	$11,216,123	$832,400

	For the year ended December 31, 2013			For the year ended December 31, 2012
	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$1,012,186	$1,010	$—	$825,566	$8,634	$—
Multi-family	1,038,953	—	—	180,524	—	—
Commercial	2,024,872	16,192	—	2,045,209	—	—
Construction and land	1,457,315	—	—	2,171,336	10,322	—
	5,533,326	17,202	—	5,222,635	18,956	—

Commercial business	12,077	—	—	142,047	925	—

Consumer:
Home equity	139,259	582	—	241,267	—	—
Automobile and other	910	—	—	688	—	—
	140,169	582	—	241,955	—	—
Subtotal	$5,685,572	$17,784	$—	$5,606,637	$19,881	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$1,047,761	$—	$—	$986,926	$604	$—
Multi-family	1,544,361	—	—	3,201,616	27,971	—
Commercial	655,830	—	—	1,404,895	8,000	—
Construction and land	185,561	—	—	2,345,953	3,746	—
	3,433,513	—	—	7,939,390	40,321	—

Commercial business	275,701	4,811	—	593,375	1,132	—

Consumer:
Home equity	31,887	—	—	57,724	—	—
Automobile and other	2,704	—	—	3,032	—	—
	34,591	—	—	60,756	—	—
Subtotal	3,743,805	4,811	—	8,593,521	41,453	—
Total	$9,429,377	$22,595	$—	$14,200,158	$61,334	$—

Schedule of loans by class that were modified as troubled debt restructurings

Year ended December 31, 2013

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	8	$210,014	$207,054
Commercial	5	981,496	978,759
	13	1,191,510	1,185,813

Commercial business	1	138,002	131,774

Consumer:
Home equity	1	18,778	17,648

Total	15	$1,348,290	$1,335,235

Year ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	4	$447,799	$444,508
Multi-family	1	449,055	215,963
Commercial	3	2,978,384	2,702,490
Construction and land	2	1,609,566	1,094,688

Total	10	$5,484,804	$4,457,649

Schedule of troubled debt restructurings for which there was a payment default within twelve months following the modification

Year ended December 31, 2013

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$53,152

Total	1	$53,152

Year ended December 31, 2012

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$303,503

Total	1	$303,503

Summary of changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership

	Year Ended
	December 31,
	2013	2012
Balance, beginning of year	$8,128,743	$19,402,842
Additions	2,767,710	1,748,927
Repayments	(2,703,798)	(13,023,026)
Change in status of borrower	(259,778)	—

Balance, end of year	$7,932,877	$8,128,743